Consolidated statements of financial position kr in Thousands, $ in Millions	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)
Non-current assets
Intangible assets	kr 57,485	kr 2,480
Property, plant and equipment	85,040	39,708
Right-of-use assets	127,998	85,632
Deposits	16,650	9,012
Corporate tax receivable	1,268	0
Prepaid expenses	13,117	0
Deferred tax assets	8,370	0
Other investments	32,333	35,632
Total non-current assets	342,261	172,464
Current assets
Inventories	65,040	0
Trade receivables	46,484	751
Prepaid expenses	35,156	30,755
Corporate tax receivable	5,500	7,101
Other receivables	9,942	7,935
Marketable securities	297,345	299,448
Cash and cash equivalents	960,221	1,081,060
Total current assets	1,419,688	1,427,050
Total assets	1,761,949	1,599,514
Liabilities and equity
Share capital	39,800	36,055
Share premium	3,470,787	2,650,142
Currency translation reserve	8,977	0
Accumulated loss	(2,290,253)	(1,443,524)
Shareholders' equity	1,229,311	1,242,673
Deferred revenue	44,587	83,639
Other liabilities	16,744	0
Lease liabilities	116,047	78,068
Non-current liabilities	177,378	161,707
Trade payables	70,384	57,533
Corporate tax payables	30,394	614
Lease liabilities	14,072	7,692
Deferred revenue	53,182	56,251
Discount and rebate liabilities	36,673	0
Other liabilities	150,555	73,044
Current liabilities	355,260	195,134
Total liabilities	532,638	356,841
Total shareholder' equity and liabilities	kr 1,761,949	kr 1,599,514